Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 "
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 141
"Form 13F Information Table Value Total: $ 117,834 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)

ION MEDIA NETWORKS INC MANDATORILY CONV PFD 12% SER B		46205A806	0	12	SOLE		SOLE
PUT FAIRFAX FINL JAN 050 **** CALL FROM FTSE		3W299W9MJ	9	100	SOLE		SOLE
S&P NORTH AMERICAN TECH- SEMICONDUCTORS IDX FD ETF		464287523	9	216	SOLE		SOLE
TIME WARNER CABLE INC CLASS A		88732J108	8	346	SOLE		SOLE
PUT/BUD(BUDMK) @ 55 EXP 01/17/2009		035229103	93	500	SOLE		SOLE
PUT BANK OF AMER OCT 004 ****ADJ MGR(FRM:COUNTRYWIDE FINL) DEL: 18 SHS BAC C.I.L		2223729V8	4	500	SOLE		SOLE
WTS PARMALAT SPA WTS ON AZIONI ORDINARIE		T7S73MAA5	1	650	SOLE		SOLE
INTERPUBLIC GROUP COS INC PERP PFD CONV SER B 5.25%		460690803	528	750	SOLE		SOLE
DUNE ENERGY INC SENIOR PREFERRED CONV 10%		265338400	543	836	SOLE		SOLE
PUT/MS(MSVA) @ 5 EXP 10/18/2008		617446448	23	1000	SOLE		SOLE
WTS GRANDE COMMUNICATIONS HLDGS INC		38655V117	0	1000	SOLE		SOLE
TRUMP ENTERTAINMENT RESORTS INC		89816T103	1	1147	SOLE		SOLE
AMAZON.COM INC CMN		023135106	87	1200	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO NEW		736508847	28	1633	SOLE		SOLE
INTERPUBLIC GROUP COS INC 5.25% CONV PERP PFD SER B 144A		460690407	1976	3000	SOLE		SOLE
PUT/GM(GMMR) @ 7.5 EXP 01/17/2009		370442105	662	3950	SOLE		SOLE
B6 WTS CORE MARK HOLDING CO INC		218681120	34	6224	SOLE		SOLE
CBTC ROYAL CARIBBEAN CRUISES SER 2001-27 CL A-1 8.875% PREFERRED 10/15/2027		21988G650	142	7050	SOLE		SOLE
DUNE ENERGY INC SR PFD CONV 144A		265338301	4596	7071	SOLE		SOLE
BPW ACQUISITION CORP		055637102	135	15000	SOLE		SOLE
VICTORY ACQUISITION CORP		92644D100	143	15000	SOLE		SOLE
JK ACQUISITION CORP NEW		47759H304	0	15467	SOLE		SOLE
IDEATION ACQUISITION CORP		451665103	125	17500	SOLE		SOLE
KBL HEALTHCARE ACQUISITION CORP III		48241N107	139	18850	SOLE		SOLE
UNITED REFINING ENERGY CORP COM		911360105	172	19000	SOLE		SOLE
COMCAST HOLDINGS CORPORATION 2% EXCH SUBORDINATED DEBS		200300507	735	20000	SOLE		SOLE
GOLDEN POND HEALTHCARE INC		38116J109	144	20000	SOLE		SOLE
FOAMEX INTL INC NEW		344123203	10.338	20676	SOLE		SOLE
ISRAEL GROWTH PARTNERS ACQ CORP CLASS B		465090207	129	25000	SOLE		SOLE
POLARIS ACQUISITION CORP		73104R102	228	25000	SOLE		SOLE
WTS GRANAHAN MCCOURT ACQUISITION CORPORATION		385034111	5	26000	SOLE		SOLE
GENERAL MOTORS CORPORATION CONV PFD 1.50 06/01/2009 SERIES D		370442691	616	30400	SOLE		SOLE
WTS APEX BIOVENTURES ACQUISITNCORP		03753Q113	5	31250	SOLE		SOLE
TRANS-INDIA ACQUISITION CORP		893237107	268	35000	SOLE		SOLE
WTS TRANS-INDIA ACQUISITION CORP		893237115	5	35000	SOLE		SOLE
STANDARD & POORS DEP RCPTS SPDR		78462F103	4060	35000	SOLE		SOLE
UTS 2020 CHINACAP ACQUIRCO INCUNIT 1 COM & 1 WT EXP		90212G208	265	36500	SOLE		SOLE
WTS INFORMATION SERVICES GROUPINC		45675Y112	15	37500	SOLE		SOLE
ALERITAS CAPITAL CORP CALL FROM FTSE		01449F103	5	39000	SOLE		SOLE
CORTS TR U S WEST COMMUNICATIONS DEBS CORP BKD TR SECS CTFS PFD 7.5%		22081G209	717	42200	SOLE		SOLE
WTS ARCADE ACQUISITION CORP		038798112	8.1	45000	SOLE		SOLE
PROSHARES TRUST-ULTRA FINANLS PROS ETF		74347R743	789	45000	SOLE		SOLE
WTS STONELEIGH PARTNERS ACQ CORP		861923126	6	47000	SOLE		SOLE
HIGHLANDS ACQUISITION CORP		430880104	450	50000	SOLE		SOLE
WTS POLARIS ACQUISITION CORP		73104R110	20	50000	SOLE		SOLE
INDIA HOSPITALITY ORD SHS REG S		G47601102	0	50000	SOLE		SOLE
UTS CHARDAN 2008 CHINA ACQUISITION CORP UNIT 1 COM & 1 WT EXP		G8977T127	406	50000	SOLE		SOLE
DANA HOLDING CORP		235825205	247	51132	SOLE		SOLE
WTS STONE TAN CHINA ACQUISITION CORPORATION		861752111	9	52000	SOLE		SOLE
WTS UNION STREET ACQUISITION CORP		908536113	1	56250	SOLE		SOLE
WTS ENERGY INFRASTRUCTUIRE ACQUISITION CORP PENDING EXP		29269P117	0	57500	SOLE		SOLE
PARMALAT SPA EUR1		T7S73M107	102	61720	SOLE		SOLE
WTS COMMUNITY BANKERS TRUST CORPORATION		203612114	39	65100	SOLE		SOLE
WTS GSC ACQUISITION CO		40053G114	14	69200	SOLE		SOLE
SAPPHIRE INDUSTRIALS CORP		80306T109	672.452	74800	SOLE		SOLE
WTS ALPHA SECURITY GROUP CORP		02078A118	15	75000	SOLE		SOLE
WTS ALYST ACQUISTION CORP		02263A113	33	75600	SOLE		SOLE
UTS COLUMBUS ACQUISITION CORP 1 COM & 1 WTS		198851206	601	78000	SOLE		SOLE
WTS GHL ACQUISITION CORP		36172H116	51.2	80000	SOLE		SOLE
WTS NAVIOS MARITIME ACQUISITION CORP CALL FROM FTSE		Y62159119	35	80000	SOLE		SOLE
ORACLE HEALTHCARE ACQUISITION CORP		68402M102	0	88875	SOLE		SOLE
WTS SECURE AMERICA ACQUISITIONCORPORATION		81372L111	9	89500	SOLE		SOLE
OVERTURE ACQUISITION CORP		G6830P100	815.4	90000	SOLE		SOLE
WTS SP ACQUISITION HLDGS INC		78470A112	27	91400	SOLE		SOLE
ION MEDIA NETWK CL B CONV PFD FRACTIONAL SHARES		EGC05A802	0	93322	SOLE		SOLE
WTS PAN EUROPEAN HOTEL ACQUISITION CO N V WT EXP 144A		69805M111	0	99600	SOLE		SOLE
JDS UNIPHASE CORP SR NT CONV 1.00000000% 05/15/26		46612JAD3	66	100000	SOLE		SOLE
RENAISSANCE ACQUISITION CORP		75966C305	555	100000	SOLE		SOLE
WTS TRIPLECROWN ACQUISITION CORP		89677G117	30	100000	SOLE		SOLE
WTS INTER-ATLANTIC FINANCIAL INC		45890H118	23	104000	SOLE		SOLE
APEX BIOVENTURES ACQUISITION CORP		03753Q105	771	104250	SOLE		SOLE
WTS HICKS ACQUISITION CO I INC		429086127	23	114400	SOLE		SOLE
WTS VICTORY ACQUISITION CORP		92644D118	53	117500	SOLE		SOLE
WTS TM ENTERTAINMENT AND MEDIAINC		87260T116	27.6	120000	SOLE		SOLE
WTS LIBERTY ACQUISITION HOLDINGS CORP		53015Y115	85	122000	SOLE		SOLE
WTS TREMISIS ENERGY ACQUISITION CORPORATION II		89472N119	31	123000	SOLE		SOLE
WTS ASIA SPECIAL SITUATION ACQUISITION CORP		G0538M121	13.0725	124500	SOLE		SOLE
WTS ATLAS ACQUISITION HOLDINGSCORP		049162118	23	125000	SOLE		SOLE
ASIA SPECIAL SITUATION ACQUISITION CORP		G0538M105	1119	125000	SOLE		SOLE
WTS CHURCHILL VENTURES LTD		17157P117	14	130000	SOLE		SOLE
WTS INDIA HOSPITALITY CORP REG S		G47601110	169	130000	SOLE		SOLE
WTS PROSPECT ACQUISITION CORPORATION		74347T111	29	134000	SOLE		SOLE
WTS KBL HEALTHCARE ACQUISITIONCORP III		48241N115	25.2875	148750	SOLE		SOLE
WTS ADVANCED TECHNOLOGY ACQUISITION CORP		007556111	13	149500	SOLE		SOLE
SANTA MONICA MEDIA CORP		802501106	1142	150000	SOLE		SOLE
WTS SANTA MONICA MEDIA CORP EXP 03/27/2011		802501114	17	150000	SOLE		SOLE
WTS CAPITOL ACQUISITION CORP		14055E112	47	150000	SOLE		SOLE
WTS MEDIA & ENTMT HLDGS INC		58439W116	32	160000	SOLE		SOLE
WTS UNITED REFINING ENERGY CORP		911360113	36	169000	SOLE		SOLE
NRDC ACQUISITION CORP		62941R102	1554.822	172758	SOLE		SOLE
WTS GLOBAL CONSUMER ACQUISITION CORP		378983118	47	175000	SOLE		SOLE
WTS ENTERPRISE ACQUISITION CORP		29365R116	28	175000	SOLE		SOLE
WTS IDEATION ACQUISITION CORP		451665111	53	192500	SOLE		SOLE
WILLIAMS COMPANIES INC. (THE) CMN		969457100	4730	200000	SOLE		SOLE
COUNTRYWIDE FINANCIAL CORPORATION 144A CVT SENIOR NOTES SERIES A 0.75750000% 04/15/37		222372AL8	196.3042	200000	SOLE		SOLE
HIGH VOLTAGE ENGR CORP NEW		429810807	0	203000	SOLE		SOLE
WTS TRANSFORMA ACQUISITION GROUP INC CALL FROM FTSE		89366E118	31	212700	SOLE		SOLE
TRIAN ACQUISITION I CORP		89582E108	1888	213300	SOLE		SOLE
WTS BPW ACQUISITION CORP		055637110	65	215000	SOLE		SOLE
WTS LIBERTY INTL ACQ CALL WTS ON LIBERTY ACQUISITION HOLD		G67861123	45	225000	SOLE		SOLE
WTS ALTERNATIVE ASSET MGMT ACQUISITION CORP		02149U119	80	227200	SOLE		SOLE
MEDIA & ENTMT HLDGS INC		58439W108	1800	240000	SOLE		SOLE
WTS OVERTURE ACQUISITION CORP		G6830P118	70	240000	SOLE		SOLE
WTS HIGHLANDS ACQUISITION CORP		430880112	70	250000	SOLE		SOLE
WTS SAPPHIRE INDUSTRIALS CORP		80306T117	75	250000	SOLE		SOLE
LIBERTY ACQ HOLD		G67861107	2188	250000	SOLE		SOLE
WTS GENEVA ACQUISITION CORP		37185Y112	18	260000	SOLE		SOLE
TRANSFORMA ACQUISITION GROUP INC		89366E100	2159	275000	SOLE		SOLE
WTS RENAISSANCE ACQUISITION CORP		75966C115	21	297000	SOLE		SOLE
WTS SHERMEN WSC ACQUISITION CORP EXP 05/24/2011		824197115	19	320000	SOLE		SOLE
RESEARCH PHARM SRV REG S		U76095105	0	326923	SOLE		SOLE
W WTS ISRAEL GROWTH PARTNERS ACQUISITION CORP		465090116	2	330400	SOLE		SOLE
WTS CHINA HOLDINGS ACQUISITIONCORPORATION		16942N114	79	342200	SOLE		SOLE
WTS TRIAN ACQUISITION I CORP		89582E116	111	345900	SOLE		SOLE
WTS NRDC ACQUISITION CORP		62941R110	96	400000	SOLE		SOLE
WTS GOLDEN POND HEALTHCARE INC		38116J117	105	420000	SOLE		SOLE
WTS SPORTS PROPERTIES ACQUISITION CORP		84920F115	135	449300	SOLE		SOLE
"MAGNA ENTERTAINMENT CORP, 8.55000000 06/15/2010 CONV DJ"		559211AD9	207	450000	SOLE		SOLE
LIBERTY ACQUISITION HOLDINGS CORP		53015Y107	4350	500000	SOLE		SOLE
WTS GLOBAL BRANDS ACQUISITION CORP		378982110	120	600000	SOLE		SOLE
"DIGITAL RIVER, INC. 1.25% 01/01/2024 SER: B CONV JJ"		25388BAB0	981	1000000	SOLE		SOLE
FORD MOTOR COMPANY 4.25% 12/15/2036 CONV JD		345370CF5	659	1000000	SOLE		SOLE
GENCORP INC 4% 01/16/2024 SER: B CONV JJ		368682AJ9	859	1000000	SOLE		SOLE
MAGNA ENTERTAINMENT EURO CONV 8.55000000% 06/15/10		U55658AB1	0	1200000	SOLE		SOLE
ION MEDIA NETWORKS INC MANDATORILY CONV SR SUB NT SER A 11.00000000% 07/31/13		46205AAB9	354	1684983	SOLE		SOLE
NAVISTAR FINANCIAL CORP 4.75% 04/01/2009 SER: B CONV OA		638902AM8	1875	2000000	SOLE		SOLE
ADELPHIA RECOVERY TRUST SERIES ACC-1 INT		00685R409	48	2396301	SOLE		SOLE
HUMAN GENOME SCIENCES INC 2.25% 08/15/2012 CONV FA MW + CM STK PRX LEVEL		444903AM0	1669	2500000	SOLE		SOLE
INVERNESS MEDICAL INNOVATIONS 3% 05/15/2016 CONV NM		46126PAD8	2468	3000000	SOLE		SOLE
"LEVEL 3 COMMUNICATIONS, INC. 6% 03/15/2010 CONV SM"		52729NAS9	2625	3000000	SOLE		SOLE
"LEVEL 3 COMMUNICATIONS, INC. 10% 05/01/2011 CONV NM"		52729NBE9	2891	3000000	SOLE		SOLE
YRC WORLDWIDE INC. 5.0 08/08/2023 SER: Net Shar CONV FA		985577AA3	3151	3685000	SOLE		SOLE
VECTOR GROUP LTD CONV SUB NT 11.00000000% 08/15/15		92240MAP3	3960	4000000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC CONV SR NT 5.25000000% 12/15/11		52729NBF6	3924	4750000	SOLE		SOLE
FIBERTOWER CORPORATION 9.00000000 11/15/2012 CONV MN		31567RAC4	3080	5500000	SOLE		SOLE
"JAZZ TECHNOLOGIES, INC 8% 12/31/2011 CONV JD"		47214EAA0	3173	6750000	SOLE		SOLE
LIONS GATE ENTERTAINMENT CORP 3.625% 03/15/2025 SER: B CONV SM		535919AG9	6396	7000000	SOLE		SOLE
VECTOR GROUP LTD 5% 11/15/2011 CONV FMAN		92240MAE8	9703	7500000	SOLE		SOLE
VECTOR GROUP LTD 3.875% 06/15/2026 CONV SDMJ		92240MAL2	8680	7750000	SOLE		SOLE
"NII HOLDINGS, INC. 3.125% 06/15/2012 CONV DJ"		62913FAJ1	6475	8750000	SOLE		SOLE
COUNTRYWIDE FINL CORP SUB DEB CONV 0.00000000% 04/15/37		222372AN4	9163	9350000	SOLE		SOLE